united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2018

Shares		Fair Value

	COMMON STOCKS - 97.0%
	AUSTRALIA - 0.7%
1,320	Computershare Ltd.	$ 17,850
4,404	Qantas Airways Ltd.	22,001
		39,851
	CANADA - 2.9%
164	Canadian Tire Corp Ltd.	22,316
28	Constellation Software, Inc.	20,280
972	National Bank of Canada	47,607
847	Teck Resources Ltd.	22,073
1,069	Toronto-Dominion Bank	63,360
		175,636
	EUROPE - 6.7%
1,543	ABN AMRO Group NV +	42,788
192	Allianz SE	42,490
751	ArcelorMittal	24,178
325	Bayerische Motoren Werke AG	31,444
140	Covestro AG +	13,449
737	Deutsche Lufthansa AG	20,696
979	Erste Group Bank AG	42,337
349	Faurecia SA	23,741
3,758	Mediobanca Banca di Credito Finanziario SpA	39,063
247	OMV AG	13,976
1,331	Peugeot SA	38,326
902	Repsol SA	17,915
634	TOTAL SA	41,438
375	Vonovia SE	18,169
		410,010
	GREAT BRITAIN - 9.9%
3,633	3i Group PLC	45,159
878	Anglo American PLC	19,957
4,089	Barratt Developments PLC	28,642
1,133	BHP Billiton PLC	26,077
4,822	BP PLC	36,263
8,870	BT Group PLC	27,168
207	Carnival PLC	12,015
4,444	Glencore PLC	19,499
2,484	International Consolidated Airlines Group SA	23,135
8,946	J Sainsbury PLC	38,373
12,627	Legal & General Group PLC	43,512
272	Next PLC	21,179
9,557	Old Mutual Ltd *	21,876
796	Persimmon PLC	25,916
2,528	Quilter PLC *	5,130
1,117	Royal Dutch Shell PLC	38,316
2,727	Royal Mail PLC	16,773

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Shares		Fair Value

	GREAT BRITAIN - 9.9% (Continued)
1,170	Smith & Nephew PLC	$ 20,266
10,872	Taylor Wimpey PLC	24,950
11,800	Tesco PLC	40,291
13,690	Vodafone Group PLC	33,402
9,843	Wm Morrison Supermarkets PLC	33,738
		601,637
	HONG KONG - 2.1%
1,366	Galaxy Entertainment Group Ltd.	10,975
2,732	Henderson Land Development Co. Ltd.	15,232
28,498	Sino Biopharmaceutical Ltd.	38,931
1,260	Sun Hung Kai Properties Ltd.	19,750
34,391	WH Group Ltd. +	27,610
2,460	Wheelock & Co. Ltd.	17,430
		129,928
	JAPAN - 14.1%
761	Asahi Glass Co. Ltd.	31,748
509	Asahi Intecc Co. Ltd.	19,393
1,013	Asahi Kasei Corp.	13,488
982	Brother Industries Ltd.	19,940
753	Canon, Inc.	24,331
1,373	Chubu Electric Power Co., Inc.	21,103
1,771	Dai-ichi Life Holdings, Inc.	33,256
6,502	Daiwa Securities Group, Inc.	37,802
631	Eisai Co. Ltd.	54,013
746	Electric Power Development Co. Ltd.	20,159
3,853	Hitachi Ltd.	26,800
2,633	JXTG Holdings, Inc.	19,276
2,411	Kajima Corp.	18,760
1,464	KDDI Corp.	40,713
1,494	Kirin Holdings Co. Ltd.	38,131
881	Komatsu Ltd.	25,791
1,454	Minebea Mitsumi, Inc.	25,913
1,496	Mitsubishi Chemical Holdings Corp.	13,026
883	Mitsubishi Corp.	24,587
508	Mitsubishi Gas Chemical Co., Inc.	11,300
1,468	Mitsui & Co. Ltd.	24,504
483	Mitsui Chemicals, Inc.	12,944
1,012	MS&AD Insurance Group Holdings, Inc.	30,846
1,134	Nexon Co. Ltd. *	16,259
754	Nippon Telegraph & Telephone Corp.	34,810
2,559	ORIX Corp.	41,377
469	Showa Denko KK	22,289
1,446	Sumitomo Corp.	23,704
376	Taisei Corp.	20,859
260	TDK Corp.	27,709
541	THK Co. Ltd.	14,620
1,485	Tohoku Electric Power Co., Inc.	18,825

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Shares		Fair Value

	JAPAN - 14.1% (Continued)
126	Tokyo Electron Ltd.	$ 21,561
551	Tokyo Gas Co. Ltd.	13,406
942	Tosoh Corp.	15,316
		858,559
	SWEDEN - 1.6%
1,490	Sandvik AB	27,277
830	Swedish Match AB	45,418
1,428	Volvo AB	25,053
		97,748
	SWITZERLAND - 1.2%
891	Novartis AG	74,916

	SINGAPORE - 0.6%
15,789	Wilmar International Ltd.	36,303

	UNITED STATES - 57.2%
853	AbbVie, Inc.	78,672
300	Adobe Systems, Inc. *	73,404
917	Aflac, Inc.	42,677
354	Ameriprise Financial, Inc.	51,567
130	Anthem, Inc.	32,890
1,597	Apollo Global Management LLC	56,694
1,228	Applied Materials, Inc.	59,718
2,363	AT&T, Inc.	75,545
530	Best Buy Co., Inc.	39,766
183	Boeing Co.	65,203
391	BorgWarner, Inc.	17,994
1,552	CA, Inc.	68,614
1,171	Campbell Soup Co.	47,894
880	Cardinal Health, Inc.	43,956
559	Carnival Corp.	33,115
312	Caterpillar, Inc.	44,866
489	CBRE Group, Inc. *	24,352
212	Centene Corp. *	27,630
482	CenterPoint Energy, Inc.	13,727
1,090	Citigroup, Inc.	78,360
1,194	Citizens Financial Group, Inc.	47,497
685	Cognizant Technology Solutions Corp.	55,828
1,403	Conagra Brands, Inc.	51,504
137	Cummins, Inc.	19,565
258	Deere & Co.	37,356
697	Delta Air Lines, Inc.	37,931
550	DXC Technology Co.	46,607
185	Eastman Chemical Co.	19,170
559	Emerson Electric Co.	40,405
166	Entergy Corp.	13,492
134	Everest Re Group Ltd.	29,259
235	Evergy, Inc.	13,181
423	Exelon Corp.	17,978
836	Express Scripts Holding Co. *	66,429

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Shares		Fair Value

	UNITED STATES - 57.2% (Continued)
348	F5 Networks, Inc. *	$ 59,640
396	FirstEnergy Corp.	14,030
1,053	Freeport-McMoRan, Inc.	17,375
1,202	Gap, Inc.	36,264
253	HCA Healthcare, Inc.	31,430
383	HD Supply Holdings, Inc. *	16,844
843	HollyFrontier Corp.	62,871
2,948	HP, Inc.	68,040
270	Hubbell, Inc.	33,278
762	Huntsman Corp.	25,550
454	International Business Machines Corp.	65,798
2,257	Interpublic Group of Co's, Inc.	50,895
589	Kohl's Corp.	43,509
141	Laboratory Corp of America Holdings *	24,723
327	Lam Research Corp.	62,339
925	Lazard Ltd.	50,228
119	Lear Corp.	21,436
247	LyondellBasell Industries NV	27,365
1,246	Macy's, Inc.	49,504
115	ManpowerGroup, Inc.	10,725
1,477	Merck & Co, Inc.	97,290
1,393	Micron Technology, Inc. *	73,537
424	NRG Energy, Inc.	13,428
742	Occidental Petroleum Corp.	62,276
1,670	Old Republic International Corp.	35,588
744	Omnicom Group, Inc.	51,210
218	Perspecta, Inc.	4,731
2,469	Pfizer, Inc.	98,587
1,999	Pilgrim's Pride Corp. *	35,622
403	Prudential Financial, Inc.	40,667
293	Royal Caribbean Cruises Ltd.	33,039
1,061	Seagate Technology PLC	55,830
411	Spirit AeroSystems Holdings, Inc.	38,326
523	State Street Corp.	46,186
337	Steel Dynamics, Inc.	15,869
946	Targa Resources Corp.	48,312
571	Target Corp.	46,068
2,562	Teva Pharmaceutical Industries Ltd.	61,334
182	Thor Industries, Inc.	17,263
491	United Continental Holdings, Inc. *	39,476
89	United Rentals, Inc. *	13,243
224	UnitedHealth Group, Inc.	56,721
515	Valero Energy Corp.	60,950
1,690	Verizon Communications, Inc.	87,272
1,695	Viacom, Inc.	49,240
625	Vistra Energy Corp. *	14,125
91	WellCare Health Plans, Inc. *	24,335
658	Western Union Co.	13,265
		3,478,480
	TOTAL COMMON STOCKS (Cost $5,960,777)	5,903,068

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Shares			Fair Value

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.9%
	UNITED STATES - 1.9%
2,483	AGNC Investment Corp.		$ 48,344
577	Gaming and Leisure Properties, Inc.		20,957
1,094	Host Hotels & Resorts, Inc.		22,908
319	WP Carey, Inc.		20,856
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $111,709)		113,065

	TOTAL INVESTMENTS - 98.9% (Cost $6,072,486) **		$ 6,016,133
	OTHER ASSETS LESS LIABILITIES - 1.1%		65,997
	NET ASSETS - 100.0%		$ 6,082,130

PLC - Public Limited Company
* Non-Income producing security.
+ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 1.38% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,072,486 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 234,311
		Unrealized depreciation	$ (290,664)
		Net unrealized depreciation	$ (56,353)

Affinity World Leaders Equity ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the "fair value" procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Affinity World Leaders Equity ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2018 for the Fund's assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3
Common Stocks	$5,903,068	$-	$-	$5,903,068
Real Estate Investment Trusts (REITs)	113,065	-	-	113,065
Total	$6,016,133	$-	$-	$6,016,133

* Refer to the Portfolio of Investments for classifications

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/27/2018

By

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 9/27/2018